Deferred Income Tax Assets/Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Deferred tax assets and liabilities [abstract]
Summary of Changes in Deferred Income Tax Assets and Liabilities
Changes in “Deferred Income Tax Assets and Liabilities” during the fiscal years ended December 31, 2024, and December 31, 2023, are as follows:
Deferred Income Tax Assets

Item	12.31.23	Inclusions (*)	Charge to Income	12.31.24
Valuation of Securities	352,493,394	—	(352,493,394)	—
Other Financial Assets	—	7,966,214	31,339,549	39,305,763
Loans and Other Financing	125,097,896	19,968,229	74,171,134	219,237,259
Tax Loss Carryforwards	5,795,467	43,981,905	17,730,192	67,507,564
Insurance Contract Assets	4,131,130	—	(4,131,130)	—
Reinsurance Contract Assets	—	—	16,684,659	16,684,659
Other Financial Liabilities	1,662,253	—	747,793	2,410,046
Subordinated Debt Securities	—	3,374,256	(45,731)	3,328,525
Provisions	28,543,659	4,425,532	66,842,887	99,812,078
Insurance Contracts Liabilities	42,268	—	(42,268)	—
Reinsurance Contracts Liabilities	56,384,817	—	1,240,744	57,625,561
Other Non-financial Liabilities	32,505,949	5,128,716	70,216,551	107,851,216
Foreign Currency Exchange Differences	236,461	—	(50,130)	186,331
Inflation adjustment deferral	4,015,487	568,853	(3,855,720)	728,620
Others	—	—	10,675,564	10,675,564
Totals	610,908,781	85,413,705	(70,969,300)	625,353,186
Net deferred tax assets in subsidiaries with net liability position	(162,285,866)	—	(20,083,852)	(182,369,718)
Deferred tax assets	448,622,915	85,413,705	(91,053,152)	442,983,468
(*) See Note 15.3.
Deferred Income Tax Liabilities

Item	12.31.23	Inclusions (*)	Charge to Income	12.31.24
Valuation of Securities	(2,155,770)	(24,545,810)	(116,712,416)	(143,413,996)
Derivate Instruments	(1,835,358)	—	3,674,021	1,838,663
Other Financial Assets	(9,714,799)	—	645,740	(9,069,059)
Property, Plant and Equipment	(93,933,251)	17,967,507	(6,290,263)	(82,256,007)
Intangible Assets	(72,110,517)	13,679,308	25,090,611	(33,340,598)
Insurance Contract Assets	—	—	(5,510,055)	(5,510,055)
Reinsurance Contract Assets	(17,168,253)	—	—	(17,168,253)
Other Non-financial Assets	(1,132,395)	(4,509,868)	(8,744,264)	(14,386,527)
Other Financial Liabilities	—	3,370,872	(7,342,396)	(3,971,524)
Debt Securities	(194,606)	—	(481,734)	(676,340)
Subordinated Debt Securities	(9,721)	—	9,721	—
Reinsurance Contracts Liabilities	(1,240,744)	—	(18,672,443)	(19,913,187)
Other Non-financial Liabilities	—	—	(714,354)	(714,354)
Inflation adjustment deferral	(11,441)	—	6,644	(4,797)
Others	(3,811,199)	—	1,115,582	(2,695,617)
Totals	(203,318,054)	5,962,009	(133,925,606)	(331,281,651)
Net deferred tax liabilities in subsidiaries with net asset position	162,285,866	—	20,083,852	182,369,718
Deferred tax liabilities	(41,032,188)	5,962,009	(113,841,754)	(148,911,933)
(*) See Note 15.3.
Deferred Income Tax Assets

Item	12.31.22	Inclusions (*)	Charge to Income	12.31.23
Valuation of Securities	1,150,494	—	351,342,900	352,493,394
Loans and other financing	149,229,391	—	(24,131,495)	125,097,896
Tax Loss Carryforwards	15,508,949	—	(9,713,482)	5,795,467
Insurance Contract Assets	210,501	—	3,920,629	4,131,130
Other Non-financial Assets	11,801,652	—	(11,801,652)	—
Other Financial Liabilities	3,355,881	—	(1,693,628)	1,662,253
Provisions	38,030,923	3,803,361	(13,290,625)	28,543,659
Insurance Contracts Liabilities	42,268	—	—	42,268
Reinsurance Contracts Liabilities	—	32,310,750	24,074,067	56,384,817
Other Non-financial Liabilities	22,795,667	2,636,922	7,073,360	32,505,949
Foreign Currency Exchange Differences	46,941	—	189,520	236,461
Inflation adjustment deferral	21,599,688	720,044	(18,304,245)	4,015,487
Others	255,709	—	(255,709)	—
Totals	264,028,064	39,471,077	307,409,640	610,908,781
Net deferred tax assets in subsidiaries with net liability position	(210,385,109)	—	48,099,243	(162,285,866)
Deferred tax assets	53,642,955	39,471,077	355,508,883	448,622,915
(*) See Note 15.3.
Deferred Income Tax Liabilities

Item	12.31.22	Inclusions (*)	Charge to Income	12.31.23
Valuation of Securities	(70,483,344)	400,266	67,927,308	(2,155,770)
Derivative Instruments	(3,414,517)	—	1,579,159	(1,835,358)
Other Financial Assets	(4,235,771)	(3,490,702)	(1,988,326)	(9,714,799)
Property, Plant and Equipment	(106,417,279)	(7,017,638)	19,501,666	(93,933,251)
Intangible Assets	(70,554,138)	—	(1,556,379)	(72,110,517)
Reinsurance Contract Assets	—	—	(17,168,253)	(17,168,253)
Other Non-financial Assets	(1,460,452)	—	328,057	(1,132,395)
Debt Securities	(551,985)	—	357,379	(194,606)
Subordinated Debt Securities	(66,711)	—	56,990	(9,721)
Reinsurance Contracts Liabilities	—	—	(1,240,744)	(1,240,744)
Other Non-financial Liabilities	(34,272)	(137,715)	171,987	—
Inflation adjustment deferral	(38,729)	—	27,288	(11,441)
Others	—	(3,916,548)	105,349	(3,811,199)
Totals	(257,257,198)	(14,162,337)	68,101,481	(203,318,054)
Net deferred tax liabilities in subsidiaries with net asset position	210,385,109	—	(48,099,243)	162,285,866
Deferred tax liabilities	(46,872,089)	(14,162,337)	20,002,238	(41,032,188)
(*) See Note 15.3.

Summary of Changes in Deferred Income Tax Assets and Liabilities
In addition, the expiration dates of tax loss carryforwards are as follows:

Year of Generation	Amount	Year Due	Deferred Tax Assets
2019	42,858	2024	10,715
2020	6,377,024	2025	2,229,891
2021	16,018,307	2026	5,532,715
2022	26,734,932	2027	9,068,891
2023	1,631,239	2028	411,841
2024	156,858,996	2029	50,253,511
	207,663,356		67,507,564